Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income	$ 7,494	$ 6,931	$ 5,902
Other comprehensive (loss) income
Unrealized holding (losses) gains on available-for-sale securities	(22,608)	5,736	18,711
Income tax effect	5,641	(1,431)	(4,668)
Net unrealized (losses) gains	(16,967)	4,305	14,043
Reclassification adjustment for gains included in net income	1,378	829	191
Income tax effect	(344)	(207)	(48)
Net gains included in net income	1,034	622	143
Total other comprehensive (loss) income	(15,933)	4,927	14,186
Comprehensive (loss) income	$ (8,439)	$ 11,858	$ 20,088